Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Operating expenses
Research and development	$ 3,019,000	$ 1,915,000	$ 8,156,000	$ 6,388,000
Acquired in-process research and development				6,767,000
General and administrative	3,758,000	514,000	7,220,000	1,709,000
Total operating expenses	6,777,000	2,429,000	15,376,000	14,864,000
Loss from operations	(6,777,000)	(2,429,000)	(15,376,000)	(14,864,000)
Other income (expense)
Interest income	13,000	70,000	89,000	180,000
Interest expense	(190,000)	(307,000)	(726,000)	(676,000)
Other income (expense)	(1,000)		3,000
Change in fair value of asset acquisition derivative liability		(105,000)	1,117,000	(241,000)
Total other income (expense), net	(178,000)	(342,000)	483,000	(737,000)
Loss before income taxes	(6,955,000)	(2,771,000)	(14,893,000)	(15,601,000)
Net loss	(6,955,000)	(2,771,000)	(14,893,000)	(15,601,000)
Unrealized gain on investments				7,000
Comprehensive loss	$ (6,955,000)	$ (2,771,000)	$ (14,893,000)	$ (15,594,000)
Per share information:
Net loss per share, basic	$ (0.73)	$ (0.60)	$ (2.05)	$ (3.35)
Weighted average shares outstanding, basic	9,552,688	4,652,777	7,254,803	4,652,777
Net loss per share, diluted	$ (0.73)	$ (0.60)	$ (2.11)	$ (3.35)
Weighted average shares outstanding, diluted	9,552,688	4,652,777	7,497,194	4,652,777